SEPTEMBER 8, 2023
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2023
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1) Effective November 30, 2023, the name of Hartford Schroders Sustainable Core Bond Fund will change to Hartford Schroders Core Fixed Income Fund. As a result, effective November 30, 2023, all references to Hartford Schroders Sustainable Core Bond Fund and Sustainable Core Bond Fund in the above referenced SAI are deleted in their entirety and replaced with Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund) and Core Fixed Income Fund, respectively.
(2) Effective November 30, 2023, under the heading “Investment Risks” in the above referenced SAI, an “X” is added next to “ESG Integration Risk” and the “X” next to “Sustainable Investing Risk” is removed for the Sustainable Core Bond Fund.
(3) Effective as of September 11, 2023, Amy N. Furlong no longer serves as Treasurer of The Hartford Mutual Funds II, Inc. (the “Company”). Ms. Furlong will continue to serve as Vice President of the Company. Effective as of the same date, Ankit Puri serves as Treasurer and Vice President of the Company. Accordingly, under the heading “Fund Management” in the above referenced SAI, the “Officers and Interested Director” table is revised to delete the title of Treasurer with respect to Ms. Furlong and add the following information with respect to Mr. Puri:
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
ANKIT PURI (1984)	Vice President and Treasurer	Since September 11, 2023
Effective September 11, 2023, Mr. Puri serves as
Vice President and Treasurer of the Company. Prior to
joining HFMC in 2023, Mr. Puri was a Fund Accounting
Director, Investment Management Services, at SEI
Investments (July 2021 through August 2023), an
Associate Director, Fund Accounting Policy at The
Vanguard Group (September 2020 to June 2021), and
served in various positions at Ernst & Young LLP
(October 2014 through September 2020).
				N/A	N/A

(4) Effective September 8, 2023, the information under the heading “Proxy Voting Policies and Procedures” in the above referenced SAI is deleted in its entirety and replaced with the following:
The Board believes that the voting of proxies with respect to securities held by each Fund is an important element of the overall investment process. Pursuant to the Funds’ Policy Related to Proxy Voting, as approved by the Company’s Board, HFMC has delegated to the sub-adviser(s) the authority to vote all proxies relating to each sub-advised Fund’s portfolio securities, subject to oversight by HFMC. A sub-adviser’s exercise of this delegated proxy voting authority is subject to oversight by HFMC. A sub-adviser has a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest. If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund’s sub-adviser may not be able to vote any proxies for that security. In addition, if a sub-adviser requests that HFMC vote a proxy in a Fund because the sub-adviser believes it has a conflict of interest with respect to the proxy that cannot be sufficiently mitigated, HFMC may vote such securities. HFMC will vote in accordance with its determination as to what is in the Fund’s best interest and may consider the sub-adviser’s proxy voting policies and any recommendation provided by a proxy advisory firm, or HFMC may also elect to abstain from voting the proxy. The policies and procedures used by the sub-advisers to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. However, more complete information should be obtained by reviewing the Funds’ voting records. Each Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year. Information on how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.